Restricted Cash, Deposits and Marketable Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Bonds coupon rate	4.435%	3.389%
Bonds Maturity date	Dec. 30, 2020	Dec. 30, 2018
Bonds rating	Baa3	Baa3
Annual interest rate	1.50%
Bottom of range [Member]
Disclosure of financial assets [line items]
Annual interest rate		0.75%
Top of range [member]
Disclosure of financial assets [line items]
Annual interest rate		1.25%
Forward contract [Member] | Bottom of range [Member]
Disclosure of financial assets [line items]
Annual interest rate		0.35%
Forward contract [Member] | Top of range [member]
Disclosure of financial assets [line items]
Annual interest rate		0.40%
WACHOVIA [Member]
Disclosure of financial assets [line items]
Annual interest rate	5.80%